Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Property Management Fees	Future minimum payments under non-cancelable agreements for property management fees consist of the following as of December 31, 2020:

	RMB	US$
2021	24,174	3,705
2022	25,277	3,874
2023	19,100	2,927
2024	6,050	927
2025 and thereafter	35,758	5,480
	110,359	16,913

Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Licensed Copyrights and produced content

Future minimum payments under non-cancelable agreements for licensed copyrights and produced content consist of the following as of December 31, 2020:

	RMB	US$
2021	10,480,422	1,606,195
2022	6,239,361	956,224
2023	3,420,784	524,258
2024	1,285,650	197,034
2025 and thereafter	344,714	52,830
	21,770,931	3,336,541